Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,645,712	$ 111,752	$ 336,679
Equity investments, at fair value			215,528
Equity investments, at cost	9,394	9,394	12,766
Notes receivable, net	90,000	200,000
Prepaid expenses and other current assets	310,984	16,333	34,031
Inventory - current	30,744	156,366	26,973
Total Current Assets	2,086,834	493,845	625,977
Inventory - non-current	117,347
OTHER ASSETS:
Notes receivable, net			200,000
Intangible asset			29,440
Total Other Assets			229,440
Total Assets	2,204,181	493,845	855,417
CURRENT LIABILITIES:
Convertible note payable, net of discount		61,875
Accounts payable and accrued expenses	114,772	54,862	25,631
Note payable - current portion	7,258
Insurance finance loan			22,344
Total Current Liabilities	122,030	116,737	47,975
LONG TERM LIABILITIES:
Note payable - long-term portion	11,642
Total Long Term Liabilities	11,642
Total Liabilities	133,672	116,737
Commitment and Contingencies (see Note 9)
Redeemable Series A, Convertible Preferred stock, $0.0001 par value, 1,000,000 shares designated; None and 4,000 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively ($100 per share redemption value)		400,000	400,000
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized Series B convertible preferred stock, $0.0001 par value, 2,000 shares designated; none and 115 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively ($1,000 per share liquidation value)
Common stock, $0.0001 par value, 100,000,000 shares authorized; 85,141,956 and 23,604,207 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	8,514	2,361	2,342
Additional paid-in capital	7,034,502	2,630,551	2,047,610
Accumulated deficit	(4,972,507)	(2,655,804)	(1,642,510)
Total Stockholders’ Equity (Deficit)	2,070,509	(22,892)	407,442
Total Liabilities and Stockholders’ Equity (Deficit)	2,204,181	493,845	855,417
Series B Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized Series B convertible preferred stock, $0.0001 par value, 2,000 shares designated; none and 115 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively ($1,000 per share liquidation value)
Total Stockholders’ Equity (Deficit)